Property, Plant and Equipment, and Fixed Assets - Construction in Process (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Estimated useful life		5 years
Total property, plant and equipment		$ 7,694	$ 16,841
Less: accumulated depreciation	$ (5,097)	(4,476)	(8,401)
Property, plant and equipment, net		$ 3,218	8,440
Computer equipment
Property and Equipment
Estimated useful life		3 years
Total property, plant and equipment			145
Furniture and fixtures
Property and Equipment
Estimated useful life		5 years
Total property, plant and equipment			370
Machinery and equipment
Property and Equipment
Estimated useful life		5 years
Total property, plant and equipment			8,632
Leasehold improvements
Property and Equipment
Estimated useful life	9 years	9 years
Total property, plant and equipment		$ 7,694	$ 7,694